Note 11 - Share-Based Awards Plan (Details) - Weighted-Average Grant-Date Fair Value of Non-Vested Stock Options	12 Months Ended
Dec. 31, 2015 $ / shares shares
Weighted-Average Grant-Date Fair Value of Non-Vested Stock Options [Abstract]
Non-vested on January 1, 2015 | shares	303,125
Non-vested on January 1, 2015 | $ / shares	$ 2.23
Non-vested on December 31, 2015 | shares	130,000
Non-vested on December 31, 2015 | $ / shares	$ 2.19
Vested | shares	(108,625)
Vested | $ / shares	$ 2.08
Forfeited | shares	(64,500)
Forfeited | $ / shares	$ 2.23